NON-CASH INVESTING AND FINANCING TRANSACTIONS (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of cash flow statement [Abstract]
Property, plant and equipment acquired by finance lease	€ 7	€ 8
Fair value of vested PSUs and RSUs	€ 10	€ 15